Property, plant and equipment (Schedule of detailed information about property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 3,552,430
Decommissioning and restoration	20,595	$ (37,108)
Balance, end of year	4,316,006	3,552,430
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	5,752,700	6,624,082
Additions	212,622	259,281
Acquisition of PP&E from Copper Mountain	803,821
Capitalized stripping and development	111,247	89,262
Decommissioning and restoration	20,595	(37,108)
Derecognition of assets		(973,397)
Capitalized accretion and depreciation	1,389	1,605
Transfers and other movements	0	0
Disposals	(35,853)	(37,431)
Impairments		(94,956)
Effects of movement in exchange rates	31,716	(78,638)
Balance, end of year	6,898,237	5,752,700
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(2,200,270)	(2,883,116)
Depreciation for the year	(393,011)	(347,385)
Derecognition of assets		973,397
Transfers and other movements	0	0
Disposals	28,044	23,610
Effects of movement in exchange rates	(16,994)	33,224
Balance, end of year	(2,582,231)	(2,200,270)
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	75,981
Balance, end of year	96,901	75,981
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	75,981	88,207
Additions	20,638	18,386
Acquisition of PP&E from Copper Mountain	0
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Derecognition of assets		0
Capitalized accretion and depreciation	0	0
Transfers and other movements	0	(29,395)
Disposals	(74)	(215)
Impairments		0
Effects of movement in exchange rates	356	(1,002)
Balance, end of year	96,901	75,981
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Derecognition of assets		0
Transfers and other movements	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Balance, end of year	0	0
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	778,851
Balance, end of year	804,020	778,851
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	778,851	858,230
Additions	125,564	173,810
Acquisition of PP&E from Copper Mountain	27,471
Capitalized stripping and development	0	0
Decommissioning and restoration	0	723
Derecognition of assets		0
Capitalized accretion and depreciation	2,841	1,607
Transfers and other movements	(131,126)	(154,554)
Disposals	(583)	(1,091)
Impairments		(94,956)
Effects of movement in exchange rates	1,002	(4,918)
Balance, end of year	804,020	778,851
Capital works in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Derecognition of assets		0
Transfers and other movements	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Balance, end of year	0	0
Mining properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,061,011
Balance, end of year	1,387,279	1,061,011
Mining properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,952,814	2,434,000
Additions	3,171	3,148
Acquisition of PP&E from Copper Mountain	369,000
Capitalized stripping and development	111,247	89,262
Decommissioning and restoration	19,780	(12,583)
Derecognition of assets		(547,923)
Capitalized accretion and depreciation	0	0
Transfers and other movements	11,882	3,825
Disposals	0	0
Impairments		0
Effects of movement in exchange rates	13,224	(16,915)
Balance, end of year	2,481,118	1,952,814
Mining properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(891,803)	(1,284,369)
Depreciation for the year	(193,199)	(155,503)
Derecognition of assets		547,923
Transfers and other movements	6	(5)
Disposals	0	0
Effects of movement in exchange rates	(8,843)	151
Balance, end of year	(1,093,839)	(891,803)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,561,408
Balance, end of year	1,917,250	1,561,408
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,742,617	2,983,919
Additions	41,848	35,953
Acquisition of PP&E from Copper Mountain	372,733
Capitalized stripping and development	0	0
Decommissioning and restoration	815	(25,248)
Derecognition of assets		(422,524)
Capitalized accretion and depreciation	(201)	(2)
Transfers and other movements	119,244	231,444
Disposals	(30,925)	(7,691)
Impairments		0
Effects of movement in exchange rates	16,723	(53,234)
Balance, end of year	3,262,854	2,742,617
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,181,209)	(1,445,122)
Depreciation for the year	(180,858)	(169,096)
Derecognition of assets		422,524
Transfers and other movements	(6)	(25,055)
Disposals	24,458	4,094
Effects of movement in exchange rates	(7,989)	31,446
Balance, end of year	(1,345,604)	(1,181,209)
Plant and equipment - ROU assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	75,179
Balance, end of year	110,556	75,179
Plant and equipment - ROU assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	202,437	259,726
Additions	21,401	27,984
Acquisition of PP&E from Copper Mountain	34,617
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Derecognition of assets		(2,950)
Capitalized accretion and depreciation	(1,251)	0
Transfers and other movements	0	(51,320)
Disposals	(4,271)	(28,434)
Impairments		0
Effects of movement in exchange rates	411	(2,569)
Balance, end of year	253,344	202,437
Plant and equipment - ROU assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(127,258)	(153,625)
Depreciation for the year	(18,954)	(22,786)
Derecognition of assets		2,950
Transfers and other movements	0	25,060
Disposals	3,586	19,516
Effects of movement in exchange rates	(162)	1,627
Balance, end of year	$ (142,788)	$ (127,258)